INCOME TAXES (Details)	12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)
Canada
Statement [Line Items]
Provision for income taxes	$ 39,637		$ 301,603		$ (54,349)
Loss from operations	$ (3,352,945)		$ (3,533,381)		$ (4,254,121)
Statutory income tax rates	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates	$ (880,530)		$ (936,346)		$ (1,127,342)
Stock- based compensation expense	509		249,951		277,895
Other	97,998		151,821		122,137
Unrecognized benefit of non-capital losses	$ 829,661		$ 836,177		$ 672,781
United States
Statement [Line Items]
Provision for income taxes		$ 0		$ 0		$ 0
Loss from operations		$ (636,005)		$ (951,531)		$ (420,578)
Statutory income tax rates	28.15%	28.15%	27.79%	27.79%	29.71%	29.71%
Income tax recovery at statutory income tax rates		$ (179,035)		$ (264,430)		$ (124,941)
Other		16,311		(42,348)		0
Unrecognized benefit of non-capital losses		15,469		106,158		124,941
Temporary difference, Equipment		$ 147,255		$ 200,620		$ 0